Commitments and contingencies (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Commitments to Originate Loans
Total mortgage loans in process of origination	$ 407	$ 9,488
Total mortgage loans held for sale	327	2,456
Corporation plans to fund within a normal period in Minimum of days	30
Corporation plans to fund within a normal period in Maximum of days	90
Standby Letters of Credit
The Corporation had total outstanding standby letters of credit amounting to	11,384	9,070
Stand by letters of credit days ranging minimum days	7
Stand by letters of credit days ranging maximum years	23
Lines of credit
Corporation had granted unused lines of credit to borrowers aggregating approximately for commercial lines	79,150	64,455
Corporation had granted unused lines of credit to borrowers aggregating approximately for open-end consumer lines	$ 44,318	$ 45,302